Expense Example, No Redemption - Western Asset Ultra-Short Income Fund	Sep. 30, 2020 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 67
Expense Example, No Redemption, 3 Years	228
Expense Example, No Redemption, 5 Years	403
Expense Example, No Redemption, 10 Years	910
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	154
Expense Example, No Redemption, 3 Years	478
Expense Example, No Redemption, 5 Years	824
Expense Example, No Redemption, 10 Years	1,801
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	40
Expense Example, No Redemption, 3 Years	154
Expense Example, No Redemption, 5 Years	278
Expense Example, No Redemption, 10 Years	640
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	114
Expense Example, No Redemption, 3 Years	356
Expense Example, No Redemption, 5 Years	617
Expense Example, No Redemption, 10 Years	1,363
Class C1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	139
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	1,647
Class IS
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	37
Expense Example, No Redemption, 3 Years	133
Expense Example, No Redemption, 5 Years	238
Expense Example, No Redemption, 10 Years	$ 546